                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21484

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Strategic Total Return
                                                  Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court, Naperville
                                        Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE: James S. Hamman, Jr., Secretary,
                                       Calamos Advisors LLC,
                                       2020 Calamos Court,
                                       Naperville, Illinois
                                       60563

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2006

DATE OF REPORTING PERIOD: July 31, 2006

                       CALAMOS STRATEGIC TOTAL RETURN FUND

ITEM 1. SCHEDULE OF INVESTMENTS July 31, 2006 (UNAUDITED)

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      ---------------
CORPORATE BONDS (41.5%)
                    CONSUMER DISCRETIONARY (11.8%)
$ 4,470,000         Asbury Automotive Group, Inc.
                    8.000%, 03/15/14                             $     4,386,188
  7,152,000         Aztar Corp.@
                    7.875%, 06/15/14                                   7,634,760
 10,151,000         Beazer Homes USA, Inc.
                    8.375%, 04/15/12                                   9,998,735
  4,470,000         Boyd Gaming Corp.
                    7.750%, 12/15/12                                   4,470,000
  3,799,000         DIRECTV Financing Company, Inc.
                    8.375%, 03/15/13                                   3,998,448
 13,856,000         EchoStar Communications Corp.*@
                    7.125%, 02/01/16                                  13,682,800
  1,967,000         EchoStar DBS Corporation
                    6.625%, 10/01/14                                   1,903,073
  5,811,000   GBP   EMI Group, PLC
                    8.250%, 05/20/08                                  11,614,792
  8,046,000         GameStop Corp.@
                    8.000%, 10/01/12                                   8,206,920
 13,409,000         General Motors Corp.
                    7.200%, 01/15/11                                  11,967,532
 17,879,000         Goodyear Tire & Rubber Company@
                    7.857%, 08/15/11                                  16,627,470
  7,599,000         Group 1 Automotive, Inc.
                    8.250%, 08/15/13                                   7,693,987
  8,046,000         Hovnanian Enterprises, Inc.@
                    7.750%, 05/15/13                                   7,261,515
  6,258,000         IMAX Corp.@
                    9.625%, 12/01/10                                   6,570,900
  8,493,000         Intrawest Corp.
                    7.500%, 10/15/13                                   8,503,616
  6,802,000         Jarden Corp.@
                    9.750%, 05/01/12                                   7,108,090
  2,899,000         Kellwood Company
                    7.625%, 10/15/17                                   2,662,053
  6,705,000         Landry's Restaurants, Inc.@
                    7.500%, 12/15/14                                   6,252,412
 15,421,000         Linens 'n Things, Inc.*@++
                    11.132%, 01/15/14                                 14,380,082
                    Mandalay Resort Group@
 13,002,000         10.250%, 08/01/07                                 13,489,575
  5,811,000         7.625%, 07/15/13                                   5,752,890
 11,621,000         Meritage Corp.@
                    7.000%, 05/01/14                                  10,168,375
  5,364,000         NCL Holding, ASA
                    10.625%, 07/15/14                                  5,256,720
  4,470,000         Oxford Industries, Inc.
                    8.875%, 06/01/11                                   4,514,700
                    Pinnacle Entertainment, Inc.
  8,046,000         8.250%, 03/15/12                                   8,066,115
  4,599,000         8.750%, 10/01/13@                                  4,863,442
  8,953,000         Reader's Digest Association, Inc.
                    6.500%, 03/01/11                                   8,717,984
  5,811,000   CAD   Rogers Cable, Inc.
                    7.250%, 12/15/11                                   5,317,448

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      ---------------
$11,621,000         Royal Caribbean Cruises, Ltd.
                    7.500%, 10/15/27                             $    11,225,549
 13,409,000         Standard Pacific Corp.@
                    9.250%, 04/15/12                                  12,805,595
  1,967,000         Station Casinos, Inc.
                    6.875%, 03/01/16                                   1,819,475
  4,470,000         Vail Resorts, Inc.
                    6.750%, 02/15/14                                   4,268,850
                    Warner Music Group
 16,538,000         7.375%, 04/15/14                                  16,041,860
  2,235,000   GBP   8.125%, 04/15/14                                   4,300,229
    894,000         William Lyon Homes, Inc.
                    10.750%, 04/01/13                                    826,950
  1,967,000         Wynn Las Vegas, LLC
                    6.625%, 12/01/14                                   1,863,733
                                                                 ---------------
                                                                     274,222,863
                                                                 ---------------
                    CONSUMER STAPLES (3.2%)
  1,788,000         Alimentation Couche-Tard Inc.
                    7.500%, 12/15/13                                   1,792,470
  7,599,000         Central Garden & Pet Company
                    9.125%, 02/01/13                                   7,845,968
 13,186,000         Chiquita Brands International, Inc.@
                    7.500%, 11/01/14                                  11,274,030
 10,280,000         Del Monte Foods Company
                    8.625%, 12/15/12                                  10,716,900
 15,197,000         Jean Coutu Group, Inc.@
                    8.500%, 08/01/14                                  14,266,184
  9,833,000         NBTY, Inc.
                    7.125%, 10/01/15                                   9,292,185
                    Spectrum Brands, Inc.@
 12,515,000         7.375%, 02/01/15                                   9,480,112
  5,364,000         8.500%, 10/01/13                                   4,304,610
  4,203,000         WH Intermediate Holdings, Ltd.
                    9.500%, 04/01/11                                   4,618,046
                                                                 ---------------
                                                                      73,590,505
                                                                 ---------------
                    ENERGY (5.3%)
 10,727,000         Arch Western Finance, LLC
                    6.750%, 07/01/13                                  10,271,102
                    Chesapeake Energy Corp.
  6,258,000         6.875%, 01/15/16                                   6,070,260
  3,576,000         7.500%, 06/15/14                                   3,611,760
  4,814,000         Comstock Resources, Inc.
                    6.875%, 03/01/12                                   4,549,230
  1,967,000         Energy Partners, Ltd.
                    8.750%, 08/01/10                                   1,922,743
 13,230,000         Giant Industries, Inc.@
                    8.000%, 05/15/14                                  13,230,000
  4,470,000         Houston Exploration Company
                    7.000%, 06/15/13                                   4,402,950
  4,470,000         KCS Energy, Inc.
                    7.125%, 04/01/12                                   4,291,200
                    Petroleo Brasileiro, SA
 14,750,000         9.125%, 07/02/13                                  17,110,000
 13,856,000         8.375%, 12/10/18                                  15,709,240
  1,788,000         Premcor Refining Group, Inc.
                    7.500%, 06/15/15                                   1,859,919

                See accompanying notes to Schedule of Investments

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      ---------------
$ 4,470,000         Superior Energy Services, Inc.*@
                    6.875%, 06/01/14                             $     4,358,250
 10,124,000         Swift Energy Company@
                    9.375%, 05/01/12                                  10,731,440
  6,749,000         Whiting Petroleum Corp.
                    7.250%, 05/01/12                                   6,732,128
 17,879,000         Williams Companies, Inc.
                    7.750%, 06/15/31                                  17,655,512
                                                                 ---------------
                                                                     122,505,734
                                                                 ---------------
                    FINANCIALS (3.9%)
 35,913,000         Dow Jones TRAC-X North America High
                    Yield Series
                    6 June 2011 Trust 3*@
                    8.125%, 06/29/11                                  35,329,414
                    E*TRADE Financial Corporation
 17,307,000         7.375%, 09/15/13                                  17,436,802
 11,934,000         7.875%, 12/01/15                                  12,381,525
  3,039,000         8.000%, 06/15/11                                   3,137,768
 13,409,000         Leucadia National Corp.
                    7.000%, 08/15/13                                  13,207,865
  9,386,000         Senior Housing Properties Trust
                    8.625%, 01/15/12                                   9,902,230
                                                                 ---------------
                                                                      91,395,604
                                                                 ---------------
                    HEALTH CARE (3.7%)
  4,470,000         Ameripath, Inc.
                    10.500%, 04/01/13                                  4,727,025
  2,682,000         Angiotech Pharmaceuticals, Inc.*
                    7.750%, 04/01/14                                   2,608,245
  3,263,000         Bausch & Lomb, Inc.
                    7.125%, 08/01/28                                   3,354,805
  4,470,000         Bio-Rad Laboratories, Inc.
                    7.500%, 08/15/13                                   4,514,700
  5,140,000         Biovail Corp.
                    7.875%, 04/01/10                                   5,242,800
  1,967,000         DaVita, Inc.@
                    7.250%, 03/15/15                                   1,890,779
  1,430,000         Omnicare, Inc.@
                    6.875%, 12/15/15                                   1,387,100
  9,833,000         Psychiatric Solutions, Inc.
                    7.750%, 07/15/15                                   9,587,175
 16,985,000         Service Corp. International
                    6.750%, 04/01/16                                  15,923,437
 15,823,000         Tenet Healthcare Corp.*
                    9.250%, 02/01/15                                  14,636,275
 11,621,000         Valeant Pharmaceuticals International
                    7.000%, 12/15/11                                  11,098,055
 12,068,000         Vanguard Health Systems, Inc.@
                    9.000%, 10/01/14                                  11,736,130
                                                                 ---------------
                                                                      86,706,526
                                                                 ---------------
                    INDUSTRIALS (4.5%)
  4,917,000         Accuride Corp.
                    8.500%, 02/01/15                                   4,597,395
  5,945,000         American Airlines, Inc.
                    7.250%, 02/05/09                                   5,997,019
  2,682,000         Armor Holdings, Inc.
                    8.250%, 08/15/13                                   2,816,100

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      ---------------
$14,750,000         CNH Global, NV
                    9.250%, 08/01/11                             $    15,616,562
  3,129,000         Columbus McKinnon Corp.@
                    8.875%, 11/01/13                                   3,207,225
 12,068,000         Cummins, Inc.
                    9.500%, 12/01/10                                  12,755,659
  1,788,000         FTI Consulting, Inc.
                    7.625%, 06/15/13                                   1,814,820
  4,470,000         Gardner Denver, Inc.
                    8.000%, 05/01/13                                   4,693,500
  8,493,000         General Cable Corp.
                    9.500%, 11/15/10                                   9,087,510
  4,470,000         Greenbrier Companies, Inc.
                    8.375%, 05/15/15                                   4,564,988
  4,050,000         H&E Equipment Service, Inc.* Y
                    5.375%, 07/15/16                                   4,095,563
  1,484,000         Hexcel Corporation@
                    6.750%, 02/01/15                                   1,428,350
  3,357,000         Manitowoc Company, Inc.
                    10.500%, 08/01/12                                  3,642,345
  4,470,000         Monitronics International, Inc.
                    11.750%, 09/01/10                                  4,419,713
  2,682,000         Orbital Sciences Corp.@
                    9.000%, 07/15/11                                   2,842,920
  4,470,000         Sequa Corp.
                    8.875%, 04/01/08                                   4,676,737
  5,140,000         Trinity Industries, Inc.
                    6.500%, 03/15/14                                   5,011,500
  4,470,000         Wesco Distribution, Inc.
                    7.500%, 10/15/17                                   4,458,825
  4,470,000         Westinghouse Air Brake Technologies
                    Corporation
                    6.875%, 07/31/13                                   4,425,300
  4,917,000         Williams Scotsman International, Inc.
                    8.500%, 10/01/15                                   4,953,877
                                                                 ---------------
                                                                     105,105,908
                                                                 ---------------
                    INFORMATION TECHNOLOGY (2.5%)
 16,335,000         Advanced Micro Devices, Inc.@
                    7.750%, 11/01/12                                  16,437,094
  1,989,000         Anixter International, Inc.
                    5.950%, 03/01/15                                   1,844,798
  1,967,000         Avago Technologies*@
                    11.875%, 12/01/15                                  2,134,195
  7,599,000         Celestica, Inc.@
                    7.875%, 07/01/11                                   7,561,005
  4,470,000         Freescale Semiconductor, Inc.
                    7.125%, 07/15/14                                   4,581,750
  4,470,000         Liberty Media Corporation@
                    8.250%, 02/01/30                                   4,410,580
    983,000         Sanmina-SCI Corporation@
                    8.125%, 03/01/16                                     963,340
  9,386,000         SunGuard Data Systems, Inc.@
                    9.125%, 08/15/13                                   9,632,382
 11,630,000         Telcordia Technologies*
                    10.000%, 03/15/13                                  9,362,150
                                                                 ---------------
                                                                      56,927,294
                                                                 ---------------

                See accompanying notes to Schedule of Investments

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      ---------------
                    MATERIALS (3.9%)
$ 2,235,000         Agrium, Inc.
                    7.125%, 05/23/36                             $     2,268,042
                    Aleris International, Inc.
 11,174,000         10.375%, 10/15/10                                 12,263,465
  1,788,000         9.000%, 11/15/14                                   2,020,440
  2,682,000         Century Aluminum Company
                    7.500%, 08/15/14                                   2,682,000
  7,804,000         Freeport-McMoRan Copper & Gold, Inc.@
                    10.125%, 02/01/10                                  8,350,280
  1,967,000         Gibraltar Industries, Inc.*
                    8.000%, 12/01/15                                   1,967,000
                    Ineos Group Holdings, PLC*
 12,068,000   EUR   7.875%, 02/15/16                                  14,452,187
  2,235,000         8.500%, 02/15/16@                                  2,106,488
  8,939,000         IPSCO, Inc.
                    8.750%, 06/01/13                                   9,587,077
  2,682,000         P.H. Glatfelter Company*@
                    7.125%, 05/01/16                                   2,628,360
  7,152,000         U.S. Concrete, Inc.@
                    8.375%, 04/01/14                                   7,116,240
                    Union Carbide Corp.
  9,789,000         7.875%, 04/01/23@                                 10,511,232
  7,733,000         7.500%, 06/01/25                                   8,007,653
  6,571,000         Westlake Chemical Corporation@
                    6.625%, 01/15/16                                   6,143,885
                                                                 ---------------
                                                                      90,104,349
                                                                 ---------------
                    TELECOMMUNICATION SERVICES (1.6%)
                    Alamosa Holdings, Inc.
 11,621,000         8.500%, 01/31/12                                  12,376,365
  4,470,000         11.000%, 07/31/10                                  4,905,825
  1,520,000         Citizens Communications Company
                    9.000%, 08/15/31                                   1,565,600
  4,023,000         IPCS Escrow Company
                    11.500%, 05/01/12                                  4,525,875
  4,470,000         Syniverse Technologies, Inc.
                    7.750%, 08/15/13                                   4,369,425
  8,046,000         Windstream Corp.*
                    8.625%, 08/01/16                                   8,408,070
                                                                 ---------------
                                                                      36,151,160
                                                                 ---------------
                    UTILITIES (1.1%)
 10,727,000         Edison International
                    7.730%, 06/15/09                                  10,941,540
 16,091,000         TXU Corp.
                    6.500%, 11/15/24                                  14,641,088
                                                                 ---------------
                                                                      25,582,628
                                                                 ---------------
                    TOTAL CORPORATE BONDS
                    (Cost $983,360,892)                              962,292,571
                                                                 ---------------
CONVERTIBLE BONDS (16.1%)
                    CONSUMER DISCRETIONARY (3.4%)
    280,000         General Motors Corp.
                    6.250%, 07/15/33                                   6,022,800

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      ---------------
$ 9,500,000   GBP   Punch Taverns Redwood Jersey Co. Ltd.
                    5.000%, 12/14/10                             $    18,948,965
                    United Auto Group, Inc.
 10,151,000         3.500%, 04/01/26*                                 11,001,146
  5,849,000         3.500%, 04/01/26@                                  6,338,854
 32,000,000         Walt Disney Company@
                    2.125%, 04/15/23                                  35,560,000
                                                                 ---------------
                                                                      77,871,765
                                                                 ---------------
                    ENERGY (0.7%)
 10,500,000         Cal Dive International, Inc.*
                    3.250%, 12/15/25                                  15,500,625
                                                                 ---------------
                    FINANCIALS (1.6%)
 13,500,000         Deutsche Bank Luxembourg S.A. (USA
                    Interactive) *@++[ ]
                    5.349%, 05/01/12                                  14,952,600
  4,350,000         Host Marriott Corp.*
                    3.250%, 04/15/24                                   5,660,437
 18,750,000         Travelers Property Casualty Corp.
                    4.500%, 04/15/32                                  18,337,500
                                                                 ---------------
                                                                      38,950,537
                                                                 ---------------
                    HEALTH CARE (1.6%)
 15,000,000         Advanced Medical Optics, Inc.*
                    3.250%, 08/01/26                                  15,956,250
 20,000,000         Wyeth@++
                    5.109%, 01/15/24                                  21,360,000
                                                                 ---------------
                                                                      37,316,250
                                                                 ---------------
                    INDUSTRIALS (2.4%)
 20,000,000         Allied Waste Industries, Inc.@
                    4.250%, 04/15/34                                  17,975,000
  9,000,000         GATX Corp.
                    7.500%, 02/01/07                                  10,732,500
 16,000,000         Lockheed Martin Corp.++
                    4.920%, 08/15/33                                  19,244,800
  7,500,000         Quanta Services, Inc.*
                    3.750%, 04/30/26                                   7,603,125
                                                                 ---------------
                                                                      55,555,425
                                                                 ---------------
                    INFORMATION TECHNOLOGY (3.5%)
 14,500,000         DST Systems, Inc.
                    4.125%, 08/15/23                                  18,487,500
 17,000,000         Electronic Data Systems Corp.
                    3.875%, 07/15/23                                  17,106,250
  8,000,000         Mentor Graphics Corp.*
                    6.250%, 03/01/26                                   9,170,000
 36,500,000         Vishay Intertechnology, Inc.
                    3.625%, 08/01/23                                  36,545,625
                                                                 ---------------
                                                                      81,309,375
                                                                 ---------------
                    MATERIALS (0.9%)
 10,700,000         Freeport-McMoRan Copper & Gold, Inc.@
                    7.000%, 02/11/11                                  19,554,250
                                                                 ---------------
                    UTILITIES (2.0%)
 20,000,000         CenterPoint Energy, Inc.@
                    3.750%, 05/15/23                                  24,425,000

                See accompanying notes to Schedule of Investments

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      ---------------
$ 8,750,000   GBP   Scottish & Southern Energy, PLC
                    3.750%, 10/29/09                             $    22,328,470
                                                                 ---------------
                                                                      46,753,470
                                                                 ---------------
                    TOTAL CONVERTIBLE BONDS
                    (Cost $357,919,773)                              372,811,697
                                                                 ---------------
SYNTHETIC CONVERTIBLE SECURITIES (5.8%)
                    CORPORATE BONDS (4.8%)
                    CONSUMER DISCRETIONARY (1.4%)
    530,000         Asbury Automotive Group, Inc.
                    8.000%, 03/15/14                                     520,063
    848,000         Aztar Corp.@
                    7.875%, 06/15/14                                     905,240
  1,204,000         Beazer Homes USA, Inc.
                    8.375%, 04/15/12                                   1,185,940
    530,000         Boyd Gaming Corp.
                    7.750%, 12/15/12                                     530,000
    451,000         DIRECTV Financing Company, Inc.
                    8.375%, 03/15/13                                     474,678
  1,644,000         EchoStar Communications Corp.*@
                    7.125%, 02/01/16                                   1,623,450
    233,000         EchoStar DBS Corporation
                    6.625%, 10/01/14                                     225,428
    689,000   GBP   EMI Group, PLC
                    8.250%, 05/20/08                                   1,377,145
    954,000         GameStop Corp.@
                    8.000%, 10/01/12                                     973,080
  1,591,000         General Motors Corp.
                    7.200%, 01/15/11                                   1,419,967
  2,121,000         Goodyear Tire & Rubber Company@
                    7.857%, 08/15/11                                   1,972,530
    901,000         Group 1 Automotive, Inc.
                    8.250%, 08/15/13                                     912,262
    954,000         Hovnanian Enterprises, Inc.@
                    7.750%, 05/15/13                                     860,985
    742,000         IMAX Corp.@
                    9.625%, 12/01/10                                     779,100
  1,007,000         Intrawest Corp.
                    7.500%, 10/15/13                                   1,008,259
    807,000         Jarden Corp.@
                    9.750%, 05/01/12                                     843,315
    344,000         Kellwood Company
                    7.625%, 10/15/17                                     315,884
    795,000         Landry's Restaurants, Inc.@
                    7.500%, 12/15/14                                     741,338
  1,829,000         Linens 'n Things, Inc. *@++
                    11.132%, 01/15/14                                  1,705,542
                    Mandalay Resort Group@
  1,543,000         10.250%, 08/01/07                                  1,600,862
    689,000         7.625%, 07/15/13                                     682,110
  1,379,000         Meritage Corp.@
                    7.000%, 05/01/14                                   1,206,625
    636,000         NCL Holding, ASA
                    10.625%, 07/15/14                                    623,280

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      ---------------
$   530,000         Oxford Industries, Inc.
                    8.875%, 06/01/11                             $       535,300
                    Pinnacle Entertainment, Inc.
    954,000         8.250%, 03/15/12                                     956,385
    546,000         8.750%, 10/01/13@                                    577,395
  1,062,000         Reader's Digest Association, Inc.
                    6.500%, 03/01/11                                   1,034,122
    689,000   CAD   Rogers Cable, Inc.
                    7.250%, 12/15/11                                     630,480
  1,379,000         Royal Caribbean Cruises, Ltd.
                    7.500%, 10/15/27                                   1,332,074
  1,591,000         Standard Pacific Corp.@
                    9.250%, 04/15/12                                   1,519,405
    233,000         Station Casinos, Inc.
                    6.875%, 03/01/16                                     215,525
    530,000         Vail Resorts, Inc.
                    6.750%, 02/15/14                                     506,150
                    Warner Music Group
  1,962,000         7.375%, 04/15/14                                   1,903,140
    265,000   GBP   8.125%, 04/15/14                                     509,871
    106,000         William Lyon Homes, Inc.
                    10.750%, 04/01/13                                     98,050
    233,000         Wynn Las Vegas, LLC
                    6.625%, 12/01/14                                     220,768
                                                                 ---------------
                                                                      32,525,748
                                                                 ---------------
                    CONSUMER STAPLES (0.4%)
    212,000         Alimentation Couche-Tard Inc.
                    7.500%, 12/15/13                                     212,530
    901,000         Central Garden & Pet Company
                    9.125%, 02/01/13                                     930,283
  1,564,000         Chiquita Brands International, Inc.@
                    7.500%, 11/01/14                                   1,337,220
  1,220,000         Del Monte Foods Company
                    8.625%, 12/15/12                                   1,271,850
  1,803,000         Jean Coutu Group, Inc.@
                    8.500%, 08/01/14                                   1,692,566
  1,167,000         NBTY, Inc.
                    7.125%, 10/01/15                                   1,102,815
                    Spectrum Brands, Inc.@
  1,485,000         7.375%, 02/01/15                                   1,124,887
    636,000         8.500%, 10/01/13                                     510,390
    499,000         WH Intermediate Holdings, Ltd.
                    9.500%, 04/01/11                                     548,276
                                                                 ---------------
                                                                       8,730,817
                                                                 ---------------
                    ENERGY (0.6%)
  1,273,000         Arch Western Finance, LLC
                    6.750%, 07/01/13                                   1,218,897
                    Chesapeake Energy Corp.
    742,000         6.875%, 01/15/16                                     719,740
    424,000         7.500%, 06/15/14                                     428,240
    571,000         Comstock Resources, Inc.
                    6.875%, 03/01/12                                     539,595
    233,000         Energy Partners, Ltd.
                    8.750%, 08/01/10                                     227,758
  1,570,000         Giant Industries, Inc.@
                    8.000%, 05/15/14                                   1,570,000

                See accompanying notes to Schedule of Investments

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      ---------------
$   530,000         Houston Exploration Company
                    7.000%, 06/15/13                             $       522,050
    530,000         KCS Energy, Inc.
                    7.125%, 04/01/12                                     508,800
                    Petroleo Brasileiro, SA
  1,750,000         9.125%, 07/02/13                                   2,030,000
  1,644,000         8.375%, 12/10/18                                   1,863,885
    212,000         Premcor Refining Group, Inc.
                    7.500%, 06/15/15                                     220,527
    530,000         Superior Energy Services, Inc.*@
                    6.875%, 06/01/14                                     516,750
  1,201,000         Swift Energy Company@
                    9.375%, 05/01/12                                   1,273,060
    801,000         Whiting Petroleum Corp.
                    7.250%, 05/01/12                                     798,998
  2,121,000         Williams Companies, Inc.
                    7.750%, 06/15/31                                   2,094,487
                                                                 ---------------
                                                                      14,532,787
                                                                 ---------------
                    FINANCIALS (0.4%)
  4,087,000         Dow Jones TRAC-X North
                    America High Yield Series
                    6 June 2011 Trust 3*@
                    8.125%, 06/29/11                                   4,020,586
                    E*TRADE Financial Corporation
  2,053,000         7.375%, 09/15/13                                   2,068,397
  1,416,000         7.875%, 12/01/15                                   1,469,100
    361,000         8.000%, 06/15/11                                     372,733
  1,591,000         Leucadia National Corp.
                    7.000%, 08/15/13                                   1,567,135
  1,114,000         Senior Housing Properties Trust
                    8.625%, 01/15/12                                   1,175,270
                                                                 ---------------
                                                                      10,673,221
                                                                 ---------------
                    HEALTH CARE (0.4%)
    530,000         Ameripath, Inc.
                    10.500%, 04/01/13                                    560,475
    318,000         Angiotech Pharmaceuticals, Inc.*
                    7.750%, 04/01/14                                     309,255
    387,000         Bausch & Lomb, Inc.
                    7.125%, 08/01/28                                     397,888
    530,000         Bio-Rad Laboratories, Inc.
                    7.500%, 08/15/13                                     535,300
    610,000         Biovail Corp.
                    7.875%, 04/01/10                                     622,200
    233,000         DaVita, Inc.@
                    7.250%, 03/15/15                                     223,971
    170,000         Omnicare, Inc.@
                    6.875%, 12/15/15                                     164,900
  1,167,000         Psychiatric Solutions, Inc.
                    7.750%, 07/15/15                                   1,137,825
  2,015,000         Service Corp. International
                    6.750%, 04/01/16                                   1,889,063
  1,877,000         Tenet Healthcare Corp.*
                    9.250%, 02/01/15                                   1,736,225
  1,379,000         Valeant Pharmaceuticals International
                    7.000%, 12/15/11                                   1,316,945

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      ---------------
$ 1,432,000         Vanguard Health Systems, Inc.@
                    9.000%, 10/01/14                             $     1,392,620
                                                                 ---------------
                                                                      10,286,667
                                                                 ---------------
                    INDUSTRIALS (0.5%)
    583,000         Accuride Corp.
                    8.500%, 02/01/15                                     545,105
    705,000         American Airlines, Inc.
                    7.250%, 02/05/09                                     711,169
    318,000         Armor Holdings, Inc.
                    8.250%, 08/15/13                                     333,900
  1,750,000         CNH Global, NV
                    9.250%, 08/01/11                                   1,852,812
    371,000         Columbus McKinnon  Corp.@
                    8.875%, 11/01/13                                     380,275
  1,432,000         Cummins, Inc.
                    9.500%, 12/01/10                                   1,513,598
    212,000         FTI Consulting, Inc.
                    7.625%, 06/15/13                                     215,180
    530,000         Gardner Denver, Inc.
                    8.000%, 05/01/13                                     556,500
  1,007,000         General Cable Corp.
                    9.500%, 11/15/10                                   1,077,490
    530,000         Greenbrier Companies, Inc.
                    8.375%, 05/15/15                                     541,263
    480,000         H&E Equipment Service, Inc.* Y
                    5.375%, 07/15/16                                     485,400
    176,000         Hexcel Corporation@
                    6.750%, 02/01/15                                     169,400
    398,000         Manitowoc Company, Inc.
                    10.500%, 08/01/12                                    431,830
    530,000         Monitronics International, Inc.
                    11.750%, 09/01/10                                    524,038
    318,000         Orbital Sciences Corp.@
                    9.000%, 07/15/11                                     337,080
    530,000         Sequa Corp.
                    8.875%, 04/01/08                                     554,512
    610,000         Trinity Industries, Inc.
                    6.500%, 03/15/14                                     594,750
    530,000         Wesco Distribution, Inc.
                    7.500%, 10/15/17                                     528,675
    530,000         Westinghouse Air Brake Technologies
                    Corporation
                    6.875%, 07/31/13                                     524,700
    583,000         Williams Scotsman
                    International, Inc.
                    8.500%, 10/01/15                                     587,372
                                                                 ---------------
                                                                      12,465,049
                                                                 ---------------
                    INFORMATION TECHNOLOGY (0.3%)
  1,938,000         Advanced Micro Devices, Inc.@
                    7.750%, 11/01/12                                   1,950,112
    236,000         Anixter International, Inc.
                    5.950%, 03/01/15                                     218,890
    233,000         Avago Technologies*@
                    11.875%, 12/01/15                                    252,805
    901,000         Celestica, Inc.@
                    7.875%, 07/01/11                                     896,495
    530,000         Freescale Semiconductor, Inc.
                    7.125%, 07/15/14                                     543,250

                See accompanying notes to Schedule of Investments

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      ---------------
$   530,000         Liberty Media Corporation@
                    8.250%, 02/01/30                             $       522,955
    117,000         Sanmina-SCI Corporation@
                    8.125%, 03/01/16                                     114,660
  1,114,000         SunGuard Data Systems, Inc.@
                    9.125%, 08/15/13                                   1,143,243
  1,380,000         Telcordia Technologies*
                    10.000%, 03/15/13                                  1,110,900
                                                                 ---------------
                                                                       6,753,310
                                                                 ---------------
                    MATERIALS (0.5%)
    265,000         Agrium, Inc.
                    7.125%, 05/23/36                                     268,918
                    Aleris International, Inc.
  1,326,000         10.375%, 10/15/10                                  1,455,285
    212,000         9.000%, 11/15/14                                     239,560
    318,000         Century Aluminum Company
                    7.500%, 08/15/14                                     318,000
    926,000         Freeport-McMoRan Copper & Gold, Inc.@
                    10.125%, 02/01/10                                    990,820
    233,000         Gibraltar Industries, Inc.*
                    8.000%, 12/01/15                                     233,000
                    Ineos Group Holdings, PLC*
  1,432,000   EUR   7.875%, 02/15/16                                   1,714,910
    265,000         8.500%, 02/15/16@                                    249,762
  1,061,000         IPSCO, Inc.
                    8.750%, 06/01/13                                   1,137,922
    318,000         P.H. Glatfelter Company*@
                    7.125%, 05/01/16                                     311,640
    848,000         U.S. Concrete, Inc.@
                    8.375%, 04/01/14                                     843,760
                    Union Carbide Corp.
  1,161,000         7.875%, 04/01/23@                                  1,246,659
    917,000         7.500%, 06/01/25                                     949,569
    779,000         Westlake Chemical Corporation@
                    6.625%, 01/15/16                                     728,365
                                                                 ---------------
                                                                      10,688,170
                                                                 ---------------
                    TELECOMMUNICATION SERVICES (0.2%)
                    Alamosa Holdings, Inc.
  1,379,000         8.500%, 01/31/12                                   1,468,635
    530,000         11.000%, 07/31/10                                    581,675
    180,000         Citizens Communications Company
                    9.000%, 08/15/31                                     185,400
    477,000         IPCS Escrow Company
                    11.500%, 05/01/12                                    536,625
    530,000         Syniverse Technologies, Inc.
                    7.750%, 08/15/13                                     518,075
    954,000         Windstream Corp.*
                    8.625%, 08/01/16                                     996,930
                                                                 ---------------
                                                                       4,287,340
                                                                 ---------------
                    UTILITIES (0.1%)
  1,273,000         Edison International
                    7.730%, 06/15/09                                   1,298,460

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      ---------------
$ 1,909,000         TXU Corp.
                    6.500%, 11/15/24                             $     1,736,986
                                                                 ---------------
                                                                       3,035,446
                                                                 ---------------
                    TOTAL CORPORATE BONDS                            113,978,555
                                                                 ---------------

 NUMBER OF
 CONTRACTS                                                            VALUE
-----------                                                      ---------------
                    OPTIONS (0.8%)
                    CONSUMER DISCRETIONARY (0.2%)
        300         Garmin, Ltd.#
                    Call, 01/19/08, Strike 100.00                        517,500
      6,100         Home Depot, Inc.#
                    Call, 01/19/08, Strike 35.00                       3,050,000
        740         Lowe's Companies, Inc.#
                    Call, 01/19/08, Strike 35.00                         151,700
        760         Office Depot, Inc.#
                    Call, 01/19/08, Strike 40.00                         376,200
                                                                 ---------------
                                                                       4,095,400
                                                                 ---------------
                    CONSUMER STAPLES (0.1%)
      1,500         Kroger Company#
                    Call, 01/19/08, Strike 20.00                         750,000
        635         PepsiCo, Inc.#
                    Call, 01/19/08, Strike 60.00                         520,700
                                                                 ---------------
                                                                       1,270,700
                                                                 ---------------
                    ENERGY (0.1%)
        460         Anadarko Petroleum Corp.#
                    Call, 01/19/08, Strike 47.50                         338,100
        315         BJ Services Company#
                    Call, 01/19/08, Strike 40.00                         184,275
        240         Diamond Offshore Drilling, Inc.#
                    Call, 01/19/08, Strike 85.00                         331,200
        500         Nabors Industries Ltd.#
                    Call, 01/19/08, Strike 37.50                         282,500
        215         Petroleo Brasileiro, SA#
                    Call, 01/19/08, Strike 90.00                         405,275
        360         Schlumberger, Ltd.#
                    Call, 01/19/08, Strike 65.00                         487,800
        330         Weatherford International, Ltd.#
                    Call, 01/19/08, Strike 55.00                         189,750
                                                                 ---------------
                                                                       2,218,900
                                                                 ---------------
                    FINANCIALS (0.1%)
        575         Aon Corp.#
                    Call, 01/19/08, Strike 35.00                         261,625
      1,150         Charles Schwab Corp.#
                    Call, 01/19/08, Strike 17.50                         244,375
         50         Chicago Mercantile Exchange Holdings,
                    Inc.#
                    Call, 01/19/08, Strike 420.00                        554,250
        420         CIT Group, Inc.#
                    Call, 01/19/08, Strike 50.00                         203,700
        650         E*TRADE Financial Corporation#
                    Call, 01/19/08, Strike 25.00                         263,250
        170         Goldman Sachs Group, Inc.#
                    Call, 01/19/08, Strike 160.00                        342,550

                See accompanying notes to Schedule of Investments

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

 NUMBER OF
 CONTRACTS                                                            VALUE
-----------                                                      ---------------
        360         Lehman Brothers
                    Holdings, Inc.#
                    Call, 01/19/08, Strike 75.00                 $       243,000
        430         Merrill Lynch & Company, Inc.#
                    Call, 01/19/08, Strike 70.00                         475,150
        320         Prudential Financial, Inc.#
                    Call, 01/19/08, Strike 75.00                         388,800
        550         State Street Corp.#
                    Call, 01/19/08, Strike 60.00                         431,750
                                                                 ---------------
                                                                       3,408,450
                                                                 ---------------
                    HEALTH CARE (0.0%)
        215         Allergan, Inc.#
                    Call, 01/19/08, Strike 110.00                        339,700
        590         AmerisourceBergen Corp.#
                    Call, 01/19/08, Strike 47.50                         256,650
                                                                 ---------------
                                                                         596,350
                                                                 ---------------
                    INDUSTRIALS (0.0%)
        310         Burlington Northern Santa Fe Corp.#
                    Call, 01/19/08, Strike 80.00                         229,400
                                                                 ---------------
                    INFORMATION TECHNOLOGY (0.2%)
        550         Agilent Technologies, Inc.#
                    Call, 01/19/08, Strike 35.00                         154,000
      1,750         Apple Computer, Inc.#
                    Call, 01/19/08, Strike 75.00                       2,170,000
      1,225         Electronic Data Systems Corp.#
                    Call, 01/19/08, Strike 25.00                         376,688
        820         Hewlett-Packard Company#
                    Call, 01/19/08, Strike 30.00                         553,500
        950         Intuit, Inc.#
                    Call, 01/19/08, Strike 27.50                         698,250
        600         Marvell Technology Group, Ltd.#
                    Call, 01/19/08, Strike 32.50                         103,500
        800         Motorola, Inc.#
                    Call, 01/19/08, Strike 22.50                         316,000
        570         National Semiconductor Corp.#
                    Call, 01/19/08, Strike 25.00                         239,400
        580         NVIDIA Corp.#
                    Call, 01/19/08, Strike 30.00                         166,750
        740         Paychex, Inc.#
                    Call, 01/19/08, Strike 40.00                         199,800
        230         Sandisk Corp.#
                    Call, 01/19/08, Strike 65.00                         155,250
                                                                 ---------------
                                                                       5,133,138
                                                                 ---------------
                    MATERIALS (0.1%)
        320         Alcan, Inc.#
                    Call, 01/19/08, Strike 55.00                         163,200
        625         Goldcorp, Inc.#
                    Call, 01/19/08, Strike 27.50                         518,750
        849         Harmony Gold Mining Co, Ltd.#
                    Call, 01/19/08, Strike 15.00                         297,150
        260         Phelps Dodge Corp.#
                    Call, 01/19/08, Strike 72.50                         644,800
        230         United States Steel Corp.#
                    Call, 01/19/08, Strike 70.00                         261,050
                                                                 ---------------
                                                                       1,884,950
                                                                 ---------------

 NUMBER OF
 CONTRACTS                                                            VALUE
-----------                                                      ---------------
                    TELECOMMUNICATION SERVICES (0.0%)
        500         America Movil, S.A. de C.V.#
                    Call, 01/19/08, Strike 40.00                 $       262,500
        300         NII Holdings, Inc.#
                    Call, 01/19/08, Strike 55.00                         306,000
                                                                 ---------------
                                                                         568,500
                                                                 ---------------
                    TOTAL OPTIONS                                     19,405,788
                                                                 ---------------
                    TOTAL SYNTHETIC
                    CONVERTIBLE SECURITIES
                    (Cost $142,281,310)                              133,384,343
                                                                 ---------------

 NUMBER OF
   SHARES                                                             VALUE
-----------                                                      ---------------
CONVERTIBLE PREFERRED STOCKS (18.0%)
                    CONSUMER DISCRETIONARY (3.3%)
  2,652,400         Ford Motor Company Capital Trust II
                    6.500%                                            75,858,640
                                                                 ---------------
                    CONSUMER STAPLES (1.6%)
  1,500,000         Albertson's, Inc.
                    7.250%                                            37,485,000
                                                                 ---------------
                    ENERGY (1.9%)
    110,000         Chesapeake Energy Corp.
                    6.250%                                            30,802,200
    110,000         Hess Corp.
                    7.000%                                            14,606,900
                                                                 ---------------
                                                                      45,409,100
                                                                 ---------------
                    FINANCIALS (8.4%)
     27,600         Fortis Insurance, N.V.
                    (Assurant, Inc.)*[ ]
                    7.750%                                            35,245,200
    650,000         Genworth Financial, Inc.
                    6.000%                                            23,985,000
    725,000         Lazard, Ltd.
                    6.625%                                            25,273,500
  1,950,000         Lehman Brothers
                    Holdings, Inc. (General Mills, Inc.)[ ]
                    6.250%                                            50,836,500
    460,000         Merrill Lynch & Co., Inc.
                    (Nuveen Investments, Inc.)[ ]
                    6.750%                                            19,347,600
    675,000         Metlife, Inc.
                    6.375%                                            18,535,500
    470,000         National Australia Bank, Ltd.
                    7.875%                                            20,680,000
                                                                 ---------------
                                                                     193,903,300
                                                                 ---------------
                    HEALTH CARE (1.5%)
    639,000         Schering-Plough Corp.
                    6.000%                                            33,905,340
                                                                 ---------------
                    INDUSTRIALS (0.9%)
  6,500,000   GBP   BAE Systems, PLC
                    7.750%                                            20,599,859
                                                                 ---------------

                See accompanying notes to Schedule of Investments

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

 NUMBER OF
   SHARES                                                             VALUE
-----------                                                      ---------------
                    UTILITIES (0.4%)
    200,000         Southern Union Company
                    5.000%                                       $    10,596,000
                                                                 ---------------
                    TOTAL CONVERTIBLE
                    PREFERRED STOCKS
                    (Cost $420,597,203)                              417,757,239
                                                                 ---------------
COMMON STOCKS (63.2%)

                    CONSUMER DISCRETIONARY (1.8%)
    880,000         Grupo  Televisa, S.A.                             16,297,600
    550,000         Home Depot, Inc.@                                 19,090,500
    375,000         Tupperware Corporation@                            6,472,500
                                                                 ---------------
                                                                      41,860,600
                                                                 ---------------
                    CONSUMER STAPLES (4.6%)
    320,000         Altria Group, Inc.@                               25,590,400
    700,000         Conagra Foods, Inc.                               15,050,000
    420,000         Reynolds American, Inc.@                          53,247,600
    696,200         Sara Lee Corp.@                                   11,765,780
                                                                 ---------------
                                                                     105,653,780
                                                                 ---------------
                    ENERGY (7.2%)
    775,000         Chevron Corp.                                     50,979,500
    550,000         ConocoPhillips                                    37,752,000
    250,000         Marathon Oil Corp.                                22,660,000
    360,000   EUR   OMV, AG                                           22,144,889
    295,000         PetroChina Company, Ltd.@                         33,748,000
                                                                 ---------------
                                                                     167,284,389
                                                                 ---------------
                    FINANCIALS (12.9%)
  1,372,000         Citigroup, Inc.                                   66,281,320
    250,000         Federal Home Loan Mortgage Corp.                  14,465,000
    777,000         Federal National Mortgage Association             37,226,070
    568,700         General Growth Properties, Inc.@                  25,955,468
    400,000         J.P. Morgan Chase & Company                       18,248,000
    158,074         Lincoln National Corp.                             8,959,635
    360,000         Wachovia Corp.@                                   19,306,800
  2,428,000         Washington Mutual, Inc.                          108,531,600
                                                                 ---------------
                                                                     298,973,893
                                                                 ---------------
                    HEALTH CARE (13.4%)
  4,146,000         Bristol-Myers Squibb Company@                     99,379,620
    300,000         Eli Lilly & Company                               17,031,000
  1,300,000         Johnson & Johnson                                 81,315,000
  1,755,000         Merck & Company, Inc.@                            70,673,850
  1,575,000         Pfizer, Inc.                                      40,934,250
                                                                 ---------------
                                                                     309,333,720
                                                                 ---------------
                    INDUSTRIALS (7.2%)
    630,000         Caterpillar, Inc.                                 44,648,100
    819,000         General Electric Company                          26,773,110
    450,000         Masco Corp.@                                      12,028,500
    350,000         R.R. Donnelley & Sons Company                     10,216,500
    435,000         Raytheon Company                                  19,605,450
    375,000         Tyco International, Ltd.@                          9,783,750
  1,250,000         Waste Management, Inc.                            42,975,000
                                                                 ---------------
                                                                     166,030,410
                                                                 ---------------
                    INFORMATION TECHNOLOGY (8.4%)
  1,000,000         Dell, Inc.#@                                      21,680,000
    615,000         Electronic Data Systems Corp.@                    14,698,500
    850,000         Hewlett-Packard Company@                          27,123,500

 NUMBER OF
   SHARES                                                             VALUE
-----------                                                      ---------------
    570,000         Infosys Technologies, Ltd.@                  $    23,421,300
  1,382,000         Intel Corp.                                       24,876,000
  1,225,000         Microsoft Corp.                                   29,436,750
  2,725,000         Nokia Corp.                                       54,091,250
                                                                 ---------------
                                                                     195,327,300
                                                                 ---------------
                    MATERIALS (0.2%)
    270,000         RPM International, Inc.@                           5,059,800
                                                                 ---------------
                    TELECOMMUNICATION SERVICES (7.5%)
  3,071,000         AT&T Inc.@                                        92,099,290
    823,500   CAD   BCE Inc.                                          18,781,068
    735,000         Bellsouth Corp.                                   28,789,950
  1,039,000         Verizon Communications, Inc.                      35,138,980
                                                                 ---------------
                                                                     174,809,288
                                                                 ---------------
                    TOTAL COMMON STOCKS
                    (Cost $1,388,473,429)                          1,464,333,180
                                                                 ---------------

 PRINCIPAL
   AMOUNT                                                             VALUE
-----------                                                      ---------------
SHORT-TERM INVESTMENT (0.3%)
                    COMMERCIAL PAPER (0.3%)
$ 6,689,000         Citigroup, Inc
                    5.230%, 08/01/06
                    (Cost $6,689,000)                                  6,689,000
                                                                 ---------------

 NUMBER OF
   SHARES                                                             VALUE
-----------                                                      ---------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (23.4%)
542,972,944         Bank of New York
                    Institutional Cash Reserve Fund
                    current rate 5.400%
                    (Cost $542,972,944)                              542,972,944
                                                                 ---------------
TOTAL INVESTMENTS (168.3%)
(Cost $3,842,294,551)                                              3,900,240,974
                                                                 ---------------
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-23.4%)                  (542,972,944)
OTHER ASSETS, LESS LIABILITIES (1.7%)                                 41,293,209
                                                                 ---------------
PREFERRED SHARES AT REDEMPTION VALUE INCLUDING DIVIDENDS
PAYABLE (-46.6%)                                                  (1,080,697,197)
                                                                 ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)            $ 2,317,864,042
                                                                 ---------------

NOTES TO SCHEDULE OF INVESTMENTS

Note: Value for securities denominated in foreign currencies are shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date of the option contracts. The option contracts may be exercised at any date on or before the date shown.

                See accompanying notes to Schedule of Investments

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ( "QIBs "), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At July 31, 2006, the market value of 144A securities that that were not subject to mandatory issuer registration obligations is $224,833,846 or 9.7% of net assets.

Y    Security purchased on when issued basis.

@    Security, or portion of security, is on loan.

#    Non-income producing security.

++ Variable rate security. The interest rate shown is the rate in effect at July 31, 2006.

[ ] Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

FOREIGN CURRENCY ABBREVIATIONS

CAD  Canadian Dollar

EUR  European Monetary Unit

GBP  British Pound Sterling

                See accompanying notes to Schedule of Investments

                        NOTES TO SCHEDULES OF INVESTMENTS
                                   (unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS Strategic Total Return Fund (the "Fund") was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004.

The Fund's investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest primarily in common and preferred stocks and income producing securities such as investment grade and below investment grade debt securities.

PORTFOLIO VALUATION. Calamos Advisors LLC values the Fund's portfolio securities in accordance with policies and procedures on the valuation of securities adopted by the Board of Trustees and under the ultimate supervision of the Board of Trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which the Fund determines its NAV. Securities traded in the over-the-counter ("OTC") market and quoted on The Nasdaq Stock Market are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking a NOCP, the last current reported sale price on Nasdaq at the time as of which the Fund determines its NAV.

When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the OTC market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the Board of Trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each OTC option that is not traded through the Options Clearing Corporation is valued by the counterparty to such option. If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, junk bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing service.

Securities that are principally traded in a foreign market are valued as of the last current sale price at the time as of which the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the Board of Trustees. Trading in securities on European and Far Eastern securities exchanges and OTC markets is normally completed

                        NOTES TO SCHEDULES OF INVESTMENTS
                                   (unaudited)

at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated. As stated above, if the market prices are not readily available or are not reflective of a security's fair value, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the Board of Trustees, following the guidelines and/or procedures adopted by the Board of Trustees.

The Fund also may use fair value pricing, pursuant to Board of Trustees guidelines and under the ultimate supervision of the Board of Trustees if the value of a foreign security it holds is materially affected by events occurring before their pricing time but after the close of the primary market or exchange on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the

                        NOTES TO SCHEDULES OF INVESTMENTS
                                   (unaudited)

U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

OPTION TRANSACTIONS. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of purchased call options is increased by premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 - INVESTMENTS

The following information is presented on an income tax basis as of July 31, 2006. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for Federal income tax purposes at July 31, 2006 was as follows:

Cost basis of investments                    $3,855,094,063
                                             --------------
Gross unrealized appreciation                   238,525,992
Gross unrealized depreciation                  (193,379,081)
                                             --------------
Net unrealized appreciation (depreciation)   $   45,146,911
                                             --------------

                        NOTES TO SCHEDULES OF INVESTMENTS
                                   (unaudited)

NOTE 3 - FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates, and an unrealized gain or loss is recorded. The Fund realizes a gain or loss when a position is closed or upon settlement of the contracts. There were no open forward foreign currency contracts at July 31, 2006.

NOTE 4 - SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a "synthetic" convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component", which may be a convertible or non-convertible security) and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may purchase synthetic convertible instruments created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

NOTE 5 - PREFERRED SHARES

There are unlimited shares of Auction Rate Cumulative Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 43,200 shares of Preferred Shares outstanding consist of seven series, 7,040 shares of M, 7,040 shares of TU, 7,040 shares of W, 7,040 shares of TH, 7,040 shares of F, 4,000 shares of A, and 4,000 shares of
B. The Preferred Shares have a liquidation

                        NOTES TO SCHEDULES OF INVESTMENTS
                                   (unaudited)

value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.

Dividends on the Preferred Shares are cumulative at a rate typically reset every seven or twenty-eight days based on the results of an auction. Dividend rates ranged from 3.75% to 5.34% for the nine-month period ended July 31, 2006. Under the 1940 Act, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the Fund's option, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Statement of Preferences are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class except on matters affecting only the holders of Preferred Shares or only the holders of common stock, when the respective classes vote alone.

NOTE 6 - INTEREST RATE TRANSACTIONS

The Fund may enter into interest rate swap or cap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the Fund's net asset value. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated receipts under the swap or cap to offset the dividend or interest payments on the Fund's leverage. At the time an interest rate swap or cap reaches its scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as the expiring transaction. In addition, if the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding Preferred Shares or the Fund loses its credit rating on its Preferred Shares, then the Fund could be required to make a termination payment, in addition to redeeming all or some of the Preferred Shares. Net unrealized gains are reported as an asset and net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in the value of the swaps, including periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Details of the swap agreements outstanding as of July 31, 2006 were as follows:

                        NOTES TO SCHEDULES OF INVESTMENTS
                                   (unaudited)

                                                                               Unrealized
                Termination     Notional      Fixed Rate    Floating Rate     Appreciation
Counterparty       Date       Amount (000)   (Fund Pays)   (Fund Receives)   (Depreciation)
------------   ------------   ------------   -----------   ---------------   --------------
Citibank NA    June 4, 2007     $150,000        3.61%        1month LIBOR      $2,441,539
Citibank NA    June 4, 2009      200,000        4.34%        1month LIBOR       5,020,331
                                                                               ----------
                                                                               $7,461,870
                                                                               ==========

NOTE 7 - SECURITIES LENDING

During the nine-month period ended July 31, 2006, the Fund loaned certain of its' securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors LLC and the security lending agent will monitor the creditworthiness of the firms to which the Fund lends securities. At July 31, 2006, the Fund had securities valued at $528,243,535 that were on loan to broker-dealers and banks and $542,972,944 in cash or cash equivalent collateral.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Strategic Total Return Fund


By: /s/ John P. Calamos, Sr.
    ---------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: September 22, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Strategic Total Return Fund


By: /s/ John P. Calamos, Sr.
    ---------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: September 22, 2006


By: /s/ Patrick H. Dudasik
    ---------------------------------
Name: Patrick H. Dudasik
Title: Principal Financial Officer
Date: September 22, 2006